Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
December 31, 2021
F25-NPRT3-0322
1.811340.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $9,749,344)	9,750,000	9,749,452

Domestic Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,773,168	354,300,694
Fidelity Series Blue Chip Growth Fund (c)	33,747,256	555,142,360
Fidelity Series Commodity Strategy Fund (c)	152,094,251	622,065,488
Fidelity Series Growth Company Fund (c)	69,213,505	1,412,647,631
Fidelity Series Intrinsic Opportunities Fund (c)	73,907,530	1,458,934,643
Fidelity Series Large Cap Stock Fund (c)	66,895,195	1,270,339,754
Fidelity Series Large Cap Value Index Fund (c)	30,154,230	469,199,811
Fidelity Series Opportunistic Insights Fund (c)	35,203,579	730,122,235
Fidelity Series Small Cap Discovery Fund (c)	11,166,969	159,129,310
Fidelity Series Small Cap Opportunities Fund (c)	35,334,368	527,188,776
Fidelity Series Stock Selector Large Cap Value Fund (c)	76,787,272	1,079,629,041
Fidelity Series Value Discovery Fund (c)	49,997,210	828,453,771
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,568,687,201)		9,467,153,514

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	40,561,777	589,362,613
Fidelity Series Emerging Markets Fund (c)	30,821,351	323,932,397
Fidelity Series Emerging Markets Opportunities Fund (c)	138,568,881	2,912,717,879
Fidelity Series International Growth Fund (c)	79,212,645	1,514,545,776
Fidelity Series International Small Cap Fund (c)	21,476,325	459,378,588
Fidelity Series International Value Fund (c)	135,665,681	1,515,385,657
Fidelity Series Overseas Fund (c)	105,160,910	1,514,317,104
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,523,968,933)		8,829,640,014

Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	6,181,089	62,119,949
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	133,190,819	1,349,222,997
Fidelity Series Emerging Markets Debt Fund (c)	17,934,114	162,662,418
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,766,665	54,437,322
Fidelity Series Floating Rate High Income Fund (c)	3,333,990	30,872,752
Fidelity Series High Income Fund (c)	20,224,966	192,946,175
Fidelity Series Inflation-Protected Bond Index Fund (c)	65,468,801	692,659,917
Fidelity Series International Credit Fund (c)	1,870,576	18,556,112
Fidelity Series International Developed Markets Bond Index Fund (c)	57,393,079	564,173,967
Fidelity Series Investment Grade Bond Fund (c)	639,749,876	7,433,893,562
Fidelity Series Long-Term Treasury Bond Index Fund (c)	130,238,903	1,109,635,450
Fidelity Series Real Estate Income Fund (c)	9,980,752	117,074,221
TOTAL BOND FUNDS (Cost $11,592,716,201)		11,788,254,842

Short-Term Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	26,132,716	26,137,942
Fidelity Series Government Money Market Fund 0.08% (c)(e)	694,332,559	694,332,559
Fidelity Series Short-Term Credit Fund (c)	20,166,985	202,073,185
TOTAL SHORT-TERM FUNDS (Cost $921,676,476)		922,543,686

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,616,798,155)	31,017,341,508
NET OTHER ASSETS (LIABILITIES) - 0.0%	6,625
NET ASSETS - 100.0%	31,017,348,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	216	Mar 2022	13,244,040	78,456	78,456

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,300,798.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	28,912,328	64,726,974	67,501,360	7,663	-	-	26,137,942	0.0%
Total	28,912,328	64,726,974	67,501,360	7,663	-	-	26,137,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	300,759,486	238,085,323	492,514	(802,455)	248,241	62,119,949
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,363,865,949	23,300,355	8,919,088	(160,934)	8,818,337	1,349,222,997
Fidelity Series All-Sector Equity Fund	373,996,174	64,863,971	96,169,611	50,374,137	12,162,911	(552,751)	354,300,694
Fidelity Series Blue Chip Growth Fund	593,373,948	173,562,398	195,766,991	116,784,224	19,142,837	(35,169,832)	555,142,360
Fidelity Series Canada Fund	487,124,446	110,331,047	75,011,897	12,677,638	3,860,325	63,058,692	589,362,613
Fidelity Series Commodity Strategy Fund	876,371,037	287,923,798	436,542,218	260,725,886	(38,519,346)	(67,167,783)	622,065,488
Fidelity Series Emerging Markets Debt Fund	169,652,000	17,485,565	24,325,155	5,716,317	(639,065)	489,073	162,662,418
Fidelity Series Emerging Markets Debt Local Currency Fund	54,654,587	9,584,728	6,628,459	2,082,787	(79,264)	(3,094,270)	54,437,322
Fidelity Series Emerging Markets Fund	373,036,953	58,468,861	76,207,625	10,457,758	9,483,365	(40,849,157)	323,932,397
Fidelity Series Emerging Markets Opportunities Fund	3,386,134,233	769,805,786	701,378,487	331,638,691	121,704,466	(663,548,119)	2,912,717,879
Fidelity Series Floating Rate High Income Fund	33,491,745	1,518,897	4,388,332	1,049,559	(240,049)	490,491	30,872,752
Fidelity Series Government Money Market Fund 0.08%	1,545,838,489	115,934,739	967,440,669	692,380	-	-	694,332,559
Fidelity Series Growth Company Fund	1,514,433,220	566,641,912	573,759,460	387,082,586	100,846,701	(195,514,742)	1,412,647,631
Fidelity Series High Income Fund	197,692,649	15,502,202	23,613,479	8,060,889	(4,052)	3,368,855	192,946,175
Fidelity Series Inflation-Protected Bond Index Fund	2,019,229,305	142,974,446	1,510,762,432	58,918,801	126,381,456	(85,162,858)	692,659,917
Fidelity Series International Credit Fund	18,199,239	469,470	-	469,471	-	(112,597)	18,556,112
Fidelity Series International Developed Markets Bond Index Fund	-	576,711,500	9,800,546	354,750	(75,746)	(2,661,241)	564,173,967
Fidelity Series International Growth Fund	1,366,793,221	309,744,038	251,078,884	117,368,063	10,129,121	78,958,280	1,514,545,776
Fidelity Series International Small Cap Fund	433,456,349	63,883,229	55,917,293	53,369,038	17,243,536	712,767	459,378,588
Fidelity Series International Value Fund	1,366,241,845	367,681,475	261,419,926	73,627,263	13,284,645	29,597,618	1,515,385,657
Fidelity Series Intrinsic Opportunities Fund	1,519,919,126	346,402,746	292,768,611	248,328,526	32,519,136	(147,137,754)	1,458,934,643
Fidelity Series Investment Grade Bond Fund	7,505,361,568	870,470,710	1,003,819,581	125,639,011	(10,859,159)	72,740,024	7,433,893,562
Fidelity Series Large Cap Stock Fund	1,328,740,760	153,753,116	256,052,923	115,334,323	47,314,715	(3,415,914)	1,270,339,754
Fidelity Series Large Cap Value Index Fund	489,810,691	38,936,339	89,274,523	27,649,006	16,027,328	13,699,976	469,199,811
Fidelity Series Long-Term Treasury Bond Index Fund	863,539,638	398,885,154	224,992,360	18,018,712	(24,699,437)	96,902,455	1,109,635,450
Fidelity Series Opportunistic Insights Fund	775,717,652	169,175,359	250,413,795	115,247,760	51,507,296	(15,864,277)	730,122,235
Fidelity Series Overseas Fund	1,369,071,240	240,551,370	285,479,183	43,470,742	28,751,555	161,422,122	1,514,317,104
Fidelity Series Real Estate Income Fund	121,136,230	5,883,048	17,194,764	4,169,915	570,801	6,678,906	117,074,221
Fidelity Series Short-Term Credit Fund	322,261,040	30,385,913	146,842,748	4,050,555	511,636	(4,242,656)	202,073,185
Fidelity Series Small Cap Discovery Fund	166,279,781	29,481,434	35,773,227	26,792,968	5,134,122	(5,992,800)	159,129,310
Fidelity Series Small Cap Opportunities Fund	556,195,886	163,735,338	120,418,477	134,122,249	17,780,084	(90,104,055)	527,188,776
Fidelity Series Stock Selector Large Cap Value Fund	1,123,186,860	186,957,875	227,302,386	141,632,841	40,426,504	(43,639,812)	1,079,629,041
Fidelity Series Value Discovery Fund	863,775,612	101,284,604	175,941,700	67,430,184	42,346,889	(3,011,634)	828,453,771
	31,814,715,524	8,053,616,503	8,657,871,420	2,572,748,632	641,049,922	(870,056,415)	30,981,454,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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